Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Abstract]
Summary of the Status of Employee Stock Options	A summary of the status of employee stock options as of December 31, 2021 and changes during the year then ended is presented below:

All Employee Options	Number of Shares (in thousands)	Weighted Average Exercise Price	Weighted Average Contractual Term (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding at January 1, 2021	427	$19.28
Exercised	(409)	$19.34
Outstanding at December 31, 2021	18	$17.79	1.08	$664
Vested at December 31, 2021	18	$17.79	1.08	$664
Vested and expected to vest at December 31, 2021	18	$17.79	1.08	$664

Summary of Stock Units
A summary of stock units as of December 31, 2021 and changes during the year are presented below:

Stock Units	Stock Units (in thousands)	Weighted Average Contractual Term (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding at January 1, 2021	5,133
Granted	739
Vested	(1,031)
Forfeited	(860)
Outstanding at December 31, 2021	3,981	1.78	$221,284
Vested and expected to vest at December 31, 2021	3,526	1.69	$195,972

Compensation Expense
Share-based compensation expense before taxes for the years ended December 31, 2021, 2020 and 2019 totaled approximately $38.4 million, $40.9 million and $65.9 million, respectively, as shown in the table below.

(in thousands)	2021	2020	2019
Cost of sales	$40	$2,897	$2,493
Research and development	4,909	7,014	5,810
Sales and marketing	13,630	15,889	7,947
General and administrative	19,812	15,136	23,705
Restructuring, acquisition, integration and other, net	—	—	25,938
Share-based compensation expense	38,391	40,936	65,893
Less: income tax benefit (1)	8,956	9,552	12,153
Net share-based compensation expense	$29,435	$31,384	$53,740
(1)Does not include the excess tax benefit realized for the tax deductions of the share-based payment arrangements which totaled $6.5 million, $2.5 million and $4.0 million, respectively, for the years ended December 31, 2021, 2020 and 2019.